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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06053
Invesco Value Municipal Bond Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Value Municipal Bond Trust Quarterly Schedule of Portfolio Holdings May 31, 2012

invesco.com/us	MS-CE-IMB-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–150.64%

Alabama–2.13%

Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	$300	$332,997

Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	730	799,503

Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	175	193,564

				1,326,064

Alaska–2.86%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (b)	5.50%	10/01/41	330	374,689

Alaska (State of) Industrial Development & Export Authority (Snettisham Hydroelectric); Series 1998, Power RB (INS-AMBAC) (a)(c)	5.00%	01/01/27	1,400	1,400,574

				1,775,263

Arizona–1.15%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (a)	5.00%	03/01/41	175	186,804

Arizona (State of); Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	290	317,489

Glendale (City of) Industrial Development Authority (Midwestern University);

Series 2010, RB	5.00%	05/15/35	100	105,326

Series 2010, RB	5.13%	05/15/40	100	105,266

				714,885

California–31.47%

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/36	485	133,341

Beverly Hills Unified School District (Election of 2008);

Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/26	215	127,458

Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	420	187,757

California (State of) Department of Water Resources; Series 2008 H, Power Supply RB (INS-AGM) (a)	5.00%	05/01/22	550	643,368

California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	400	432,656

California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	200	212,624

California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	430	465,926

California (State of);

Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.) (e)(f)	0.16%	05/01/34	2,200	2,200,000

Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	375	424,009

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	200	215,528

Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	200	224,734

Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(d)	0.00%	08/01/29	105	47,816

Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/43	2,120	373,968

East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	375	433,909

Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS-NATL) (a)	5.00%	07/01/32	1,000	1,072,920

El Segundo Unified School District (Election of 2008);

Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	120	46,352

Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/32	460	167,095

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	200	219,580

Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)(b)	5.00%	07/01/25	1,000	1,077,190

Los Angeles (City of) Department of Water and Power; Series 2012 A, Water System RB (b)	5.00%	07/01/43	540	606,598

See accompanying notes which are an integral part of this schedule.
               Invesco Value Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Los Angeles Unified School District (Election of 2004); Series 2006 F, Unlimited Tax GO Bonds (INS-FGIC) (a)	5.00%	07/01/30	$1,000	$1,091,780

Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(d)	0.00%	08/01/35	300	91,023

Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings); Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/23	250	273,528

Oakland (Port of);
Series 2002 L, RB (c)(g)(h)	5.00%	11/01/12	55	56,064

Series 2002 L, RB (INS-NATL) (a)(c)	5.00%	11/01/21	445	450,941

Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/37	1,785	455,086

Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);

Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/28	705	339,845

Series 2009 A, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/31	760	304,752

Regents of the University of California;

Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/31	2,205	2,318,999

Series 2007 J, General RB (INS-AGM) (a)(b)	4.50%	05/15/35	1,795	1,872,741

Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS-NATL) (a)	5.00%	12/01/28	1,000	1,114,160

San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	1,000	1,093,440

Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(g)(i)	3.50%	05/31/13	400	400,484

Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(d)	0.00%	08/01/22	525	363,930

				19,539,602

Colorado–2.59%

Colorado (State of) Educational & Cultural Facilities Authority (National Jewish Federation Bond Program); Series 2004 A-5, VRD RB (LOC-Bank of America, N.A.)(e)(f)	0.24%	04/01/34	300	300,000

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	250	280,045

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (a)	5.00%	12/01/30	1,000	1,028,660

				1,608,705

Connecticut–0.49%

Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University); Series 2007 K-1, RB (INS-NATL) (a)	5.00%	07/01/24	275	306,014

District of Columbia–4.88%

District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)	5.00%	10/01/28	245	277,061

District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (a)	5.00%	02/01/31	1,000	1,027,720

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	260	292,323

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	260	291,101

Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	520	579,587

Series 2009 A, Sec. Income Tax RB (b)	5.25%	12/01/27	460	562,028

				3,029,820

Florida–19.97%

Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (a)	5.00%	04/01/31	1,000	1,044,380

Broward (County of) School Board; Series 2001 A, COP (g)(h)	5.00%	07/01/12	2,000	2,008,060

Cape Coral (City of);

Series 2011, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/41	350	386,635

Series 2011 A, Ref. Water & Sewer RB (INS-AGM) (a)	5.00%	10/01/31	400	441,204

Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	500	539,380

See accompanying notes which are an integral part of this schedule.
          Invesco Value Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	$280	$297,769

Jacksonville (City of); Series 2003 C, Ref. Excise Taxes RB (INS-NATL) (a)(c)	5.25%	10/01/19	1,500	1,565,100

Martin (County of) Health Facilities (Martin Memorial Medical Center); Series 2012, RB	5.50%	11/15/32	500	540,350

Miami Beach (City of); Series 2000, Water & Sewer RB (INS-AMBAC) (a)	5.75%	09/01/25	865	872,932

Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (a)	5.50%	04/01/38	400	442,000

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGM) (a)	5.00%	07/01/35	300	328,671

Miami-Dade (County of);

Series 2005 A, Sub. Special Obligation Conv. CAB RB (INS-NATL) (a)(d)	0.00%	10/01/30	1,000	957,650

Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	400	440,140

Orange (County of); Series 2012 B, Ref. Sales Tax RB	5.00%	01/01/31	640	730,163

Palm Beach (County of) Solid Waste Authority;

Series 2009, Improvement RB (INS-BHAC) (a)	5.50%	10/01/23	350	427,682

Series 2011, Ref. RB (b)	5.00%	10/01/31	270	307,649

Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	500	555,230

Tampa (City of) Sports Authority; Series 2005, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	01/01/26	480	518,280

				12,403,275

Georgia–2.40%

Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	800	877,344

Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	265	296,463

Private Colleges & Universities Authority (Mercer University);

Series 2012 A, RB	5.00%	10/01/32	110	115,517

Series 2012 A, RB	5.25%	10/01/27	185	200,455

				1,489,779

Idaho–1.61%

Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS-AGM) (a)	5.00%	07/01/35	425	463,441

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	455	533,642

				997,083

Illinois–13.53%

Chicago (City of) (O’Hare International Airport); Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(c)	5.38%	01/01/32	2,000	2,002,720

Chicago (City of) Park District (Harbor Facilities Revenues Alternate Revenue Source); Series 2003 C, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (a)	5.00%	01/01/24	1,500	1,532,265

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/25	295	324,297

Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (b)	5.25%	12/01/36	390	439,881

Chicago (City of);

Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (a)(b)(j)	5.00%	01/01/37	1,350	1,414,908

Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	275	303,498

DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	01/01/24	210	235,047

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.75%	08/15/30	365	420,520

Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (a)	5.00%	11/15/31	1,000	1,008,590

Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	300	330,840

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	340	392,394

				8,404,960

Iowa–1.35%

Iowa (State of) (IJOBS Program);

Series 2009 A, Special Obligation RB (b)(j)	5.00%	06/01/25	405	480,593

Series 2009 A, Special Obligation RB (b)(j)	5.00%	06/01/26	305	359,714

				840,307

See accompanying notes which are an integral part of this schedule.
          Invesco Value Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas–0.69%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/29	$140	$162,464

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	235	266,084

				428,548

Kentucky–1.59%

Kentucky (State of) Property & Buildings Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/28	360	413,402

Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/31	485	571,393

				984,795

Louisiana–0.73%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc.-Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	400	451,052

Massachusetts–3.67%

Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (b)	5.50%	11/15/36	1,435	1,727,625

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (b)	5.50%	07/01/36	465	554,689

				2,282,314

Michigan–3.42%

Detroit (City of); Series 2006 C, Ref. Second Lien Water Supply System RB (INS-AGM) (a)	5.00%	07/01/26	275	289,704

Wayne (Charter County of) (Detroit Metropolitan Wayne County Airport); Series 2002 D, Ref. Airport RB (INS-NATL) (a)(c)	5.50%	12/01/17	1,500	1,519,680

Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	290	317,478

				2,126,862

Minnesota–1.66%

Minneapolis (City of) (Fairview Health Services); Series 2005 D, Health Care System RB (INS-AMBAC) (a)	5.00%	11/15/30	1,000	1,033,100

Missouri–0.57%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	70	84,361

Series 2011 A, Ref. RB	5.50%	09/01/25	125	149,204

Series 2011 A, Ref. RB	5.50%	09/01/27	100	117,776

				351,341

Montana–0.32%

Montana (State of) Facility Finance Authority (Benefis Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	170	196,709

Nebraska–0.92%

University of Nebraska (Lincoln Student Fees) Series 2012, Ref. RB	5.00%	07/01/38	500	569,860

Nevada–1.80%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	1,000	1,116,810

New Jersey–1.99%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	175	192,372

See accompanying notes which are an integral part of this schedule.
                    Invesco Value Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority; Subseries 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	$265	$333,041

New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, Transportation System CAB RB (INS-AGC) (a)(d)	0.00%	12/15/26	1,290	710,468

				1,235,881

New York–13.28%

Long Island Power Authority;
Series 2004 A, Electrical System General RB (INS-AMBAC) (a)	5.00%	09/01/34	1,000	1,066,680

Series 2011 A, Electric System General RB (INS-AGM) (a)	5.00%	05/01/36	420	463,991

Metropolitan Transportation Authority;
Series 2002 B, Service Contract RB (INS-NATL) (a)	5.50%	07/01/20	2,000	2,007,540

Series 2010 D, RB	5.00%	11/15/34	275	302,954

New York (City of) Transitional Finance Authority; Subseries 2012 E-1, Future Tax Sec. RB	5.00%	02/01/42	705	796,311

New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	400	507,044

New York (State of) Dormitory Authority (Memorial Sloan-Kettering Cancer Center); Series 2003 1, RB (g)(h)	5.00%	07/01/13	2,000	2,103,040

New York (State of) Dormitory Authority; Series 2007 A, Mental Health Services Facilities Improvement RB (INS-AGM) (a)	5.00%	02/15/27	500	544,130

New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (b)	5.00%	04/01/29	390	456,885

				8,248,575

North Carolina–0.35%

North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/36	200	216,438

Ohio–5.53%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	280	300,001

American Municipal Power-Ohio Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(b)	5.25%	02/15/33	2,500	2,760,400

Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	175	191,385

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (g)(i)	5.88%	06/01/16	160	181,006

				3,432,792

Pennsylvania–2.72%

Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (g)(i)	3.70%	05/01/15	350	368,879

Philadelphia (City of); Series 2009 B, Limited Tax GO Bonds (INS-AGC) (a)	7.13%	07/15/38	155	177,765

Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,000	1,140,540

				1,687,184

Puerto Rico–2.08%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, Sr. Lien RB	5.00%	07/01/33	195	196,451

Series 2012 A, Sr. Lien RB	5.25%	07/01/42	135	135,992

Series 2012 A, Sr. Lien RB	6.00%	07/01/47	105	113,447

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2012 A, RB	5.00%	07/01/42	415	420,067

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	400	424,924

				1,290,881

South Carolina–2.96%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	630	739,198

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2006 A, RB (INS-NATL) (a)	5.00%	01/01/36	1,000	1,096,140

				1,835,338

See accompanying notes which are an integral part of this schedule.
     Invesco Value Municipal Bond Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–0.39%

Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (a)	5.25%	11/01/30	$210	$243,184

Texas–11.96%

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	200	217,662

Dallas-Fort Worth International Airport Facilities Improvement Corp.; Series 2001 A, Ref. & Improvement Joint RB (INS-NATL)(a)(c)	5.50%	11/01/31	755	762,837

Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	175	197,566

Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	500	543,320

Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	275	310,018

Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	02/15/26	285	331,965

North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/28	1,500	752,610

Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(d)	0.00%	01/01/31	320	135,578

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	200	219,994

Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	210	229,003

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002, First Tier CAB RB (INS-BHAC) (a)(d)	0.00%	08/15/27	1,265	661,937

University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	2,500	2,754,100

Waco Educational Finance Corp. (Baylor University); Series 2012, RB	5.00%	03/01/43	275	310,387

				7,426,977

Utah–1.57%

Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	880	977,214

Virginia–1.13%

Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	250	270,252

Roanoke (City of) Industrial Development Authority (Carilion Health System);
Series 2005, Hospital RB(g)(h)	5.00%	07/01/20	5	6,327

Series 2005 B, Hospital RB	5.00%	07/01/38	245	264,669

Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	150	157,697

				698,945

Washington–5.43%

Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (a)	5.00%	01/01/34	950	983,336

Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/32	210	240,515

Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (a)(d)	0.00%	12/01/29	800	434,776

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/29	705	835,968

Series 2010 A, Various Purpose Unlimited Tax GO Bonds (b)	5.00%	08/01/30	740	875,316

				3,369,911

West Virginia–0.61%

West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (i)	5.38%	12/01/38	350	380,576

Wisconsin–0.84%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	500	523,855

TOTAL INVESTMENTS(k)–150.64% (Cost $86,387,589)				93,544,899

See accompanying notes which are an integral part of this schedule.
                     Invesco Value Municipal Bond Trust

Value

Floating Rate Note Obligations–(23.44)%

Notes with interest rates ranging from 0.14% to 0.38% at 05/31/2012 and contractual maturities of collateral ranging from 06/01/2025 to 07/01/2043 (See Note 1D) (l)	$(14,555,000)

OTHER ASSETS LESS LIABILITIES–(1.43)%	(891,665)

PREFERRED SHARES–(25.77)%	(16,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%	$62,098,234

Investment Abbreviations:

AGC	— Assured Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
CEP	— Credit Enhancement Provider
Conv.	— Convertible
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Co.
FTA	— Federal Transit Administration
GO	— General Obligation
INS	— Insurer
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corp.
PCR	— Pollution Control Revenue Bonds
RAB	— Revenue Anticipation Bonds
RB	— Revenue Bonds
Ref.	— Refunding
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Security subject to the alternative minimum tax.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.

(e)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,375,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	24.6%

National Public Finance Guarantee Corp.	15.5

Assured Guaranty Corp.	11.8

American Municipal Bond Assurance Corp.	10.9

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $25,363,860 are held by Dealer Trusts and serve as collateral for the $14,555,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
                    Invesco Value Municipal Bond Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations—Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income—Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination—For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations—The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash
          Invesco Value Municipal Bond Trust

D.	Floating Rate Note Obligations—(continued)
and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks—The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
          Invesco Value Municipal Bond Trust

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$93,544,899	$—	$93,544,899

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $5,687,787 and $4,917,503, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$7,089,036

Aggregate unrealized (depreciation) of investment securities	(1,139)

Net unrealized appreciation of investment securities	$7,087,897

Cost of investments for tax purposes is $86,457,002.

                  Invesco Value Municipal Bond Trust

NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which the Trust would merge with and into Invesco Value Municipal Income Trust (the “Acquiring Trust”) in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of the Trust will become assets and liabilities of the Acquiring Trust and the Trust’s shareholders will become shareholders of the Acquiring Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
          Invesco Value Municipal Bond Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Value Municipal Bond Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.